Fair Value of Stock Option Awarded (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rate	2.50%	1.70%	1.38%
Dividend yield	1.50%	1.80%	2.10%
Volatility factor	35.30%	35.40%	37.50%
Expected term	8 years 6 months	8 years 7 months 6 days	7 years 3 months 18 days